NOTE 19. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Schedule of Variable Interest Entities
	December 31,
	2015	2014

Total assets	$636,526	$507,091
Total liabilities	347,188	262,738

	Years Ended December 31,
	2015	2014	2013

Income	$34,845	$274	$175
Net income from discontinued operation	816	162	5,826
Net income (loss) from continued operation	(156)	(8,629)	(1,744)